Fair Value Measurements (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Warrant liabilities		$ 16,241,092	$ 22,024,165
Recurring | Level 3
Liabilities
Warrant liabilities		16,241,092	22,024,165
Derivative liabilities		$ 8,327,602	$ 922,834
Earn-out liability	$ 30,000